OPERATING DATA - Movement in the Allowance for Doubtful Accounts (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 184	$ 170	$ 175
Additions	34	34	41
Deductions/ Releases	(38)	(25)	(19)
Foreign exchange and others	13	5	(27)
Balance as of end of year	$ 193	$ 184	$ 170